FEDERATED MANAGED ALLOCATION PORTFOLIOS
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   January 31, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: Federated Managed Allocation Portfolios (the "Trust")
            Federated Managed Income Portfolio
            Federated Managed Conservative Growth Portfolio
            Federated Managed Moderated Growth Portfolio
            Federated Managed Growth Portfolio
           1933 Act File No. 33-51247
           1940 Act File No. 811-7129

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 14 on January 25, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary